Segment Information	12 Months Ended
Mar. 31, 2017
Segment Information

34. Segment Information

Financial information about the operating segments reported below is that which is available by segment and evaluated regularly by the management in deciding how to allocate resources and in assessing performance.

An overview of operations for each of the six segments follows below.

Corporate Financial Services	:	Lending, leasing and fee business

Maintenance Leasing	:	Automobile leasing and rentals, car sharing, and test and measurement instruments and IT-related equipment rentals and leasing

Real Estate	:	Real estate development and rental, facility operation, REIT asset management and real estate investment advisory services

Investment and Operation	:	Environment and energy business, principal investment, loan servicing (asset recovery), and concession business

Retail	:	Life insurance, banking and card loan business

Overseas Business	:	Leasing, lending, investment in bonds, asset management and ship- and aircraft-related operations

Financial information of the segments for fiscal 2015, 2016 and 2017 is as follows:

Year ended March 31, 2015	Millions of yen
	Corporate Financial Services	Maintenance Leasing	Real Estate	Investment and Operation	Retail	Overseas Business	Total
Revenues	¥85,502	¥263,499	¥182,321	¥666,120	¥425,977	¥561,893	¥2,185,312
Finance revenues	35,624	11,103	4,057	15,650	52,510	63,259	182,203
Interest expense	8,627	3,690	6,968	3,609	5,669	29,989	58,552
Depreciation and amortization	3,373	125,013	16,900	5,919	15,190	47,397	213,792
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	597	372	(85)	(296)	3,975	8,086	12,649
Write-downs of long-lived assets	653	0	29,418	211	0	4,605	34,887
Decrease in policy liabilities and policy account balances	0	0	0	0	(506,043)	0	(506,043)
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	740	59	9,633	11,985	633	28,433	51,483
Bargain Purchase Gain	0	0	0	0	36,082	0	36,082
Discontinued operations	0	0	0	463	0	0	463
Segment profits	25,519	40,366	3,484	42,414	120,616	104,143	336,542
Segment assets	1,132,468	662,851	835,386	660,014	3,700,635	2,178,895	9,170,249
Long-lived assets	35,470	450,099	652,524	145,153	49,838	289,097	1,622,181
Expenditures for long-lived assets	8,717	162,323	45,019	70,616	144	106,338	393,157
Investment in affiliates	20,875	2,074	91,275	51,108	3,785	209,027	378,144

Year ended March 31, 2016	Millions of yen
	Corporate Financial Services	Maintenance Leasing	Real Estate	Investment and Operation	Retail	Overseas Business	Total
Revenues	¥107,150	¥271,662	¥191,540	¥1,028,355	¥254,289	¥526,008	¥2,379,004
Finance revenues	34,215	12,067	6,720	12,625	55,318	75,004	195,949
Interest expense	7,214	3,545	4,676	3,539	4,654	33,356	56,984
Depreciation and amortization	4,764	127,862	15,908	8,836	17,489	52,606	227,465
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	(701)	24	(110)	(940)	7,370	7,277	12,920
Write-downs of long-lived assets	0	0	8,036	214	0	4,978	13,228
Decrease in policy liabilities and policy account balances	0	0	0	0	(405,014)	0	(405,014)
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	1,064	191	6,048	18,822	796	76,747	103,668
Segment profits	42,418	42,935	42,902	57,220	51,756	142,879	380,110
Segment assets	1,049,867	731,329	739,592	704,156	3,462,772	2,284,733	8,972,449
Long-lived assets	41,170	479,619	600,693	193,970	52,359	386,950	1,754,761
Expenditures for long-lived assets	14,180	151,330	49,858	74,645	439	272,315	562,767
Investment in affiliates	22,755	1,996	91,010	108,237	911	305,674	530,583

Year ended March 31, 2017	Millions of yen
	Corporate Financial Services	Maintenance Leasing	Real Estate	Investment and Operation	Retail	Overseas Business	Total
Revenues	¥102,979	¥270,615	¥212,050	¥1,271,973	¥368,665	¥458,912	¥2,685,194
Finance revenues	30,153	13,029	2,319	10,680	59,177	81,251	196,609
Interest expense	6,032	3,360	3,085	4,870	4,041	36,535	57,923
Depreciation and amortization	6,517	130,272	15,169	13,176	18,914	50,960	235,008
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	(96)	210	33	(1,047)	10,109	13,959	23,168
Write-downs of long-lived assets	0	46	3,353	1,569	0	3,908	8,876
Decrease in policy liabilities and policy account balances	0	0	0	0	(103,878)	0	(103,878)
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	3,354	178	4,160	39,750	14	42,470	89,926
Bargain Purchase Gain	0	0	0	5,802	0	0	5,802
Segment profits	38,032	39,787	72,841	85,000	72,865	112,312	420,837
Segment assets	1,032,152	752,513	657,701	768,675	3,291,631	2,454,200	8,956,872
Long-lived assets	42,337	452,840	512,930	269,515	45,267	435,368	1,758,257
Expenditures for long-lived assets	8,330	164,486	32,875	74,787	276	196,451	477,205
Investment in affiliates	18,392	1,880	99,347	71,481	810	332,154	524,064

Segment figures reported in these tables include operations classified as discontinued operations in the accompanying consolidated statements of income.

The accounting policies of the segments are almost the same as those described in Note 1 “Significant Accounting and Reporting Policies” except for the treatment of income tax expenses, net income attributable to the noncontrolling interests, net income attributable to the redeemable noncontrolling interests, income from discontinued operations and the consolidation of certain variable interest entities (VIEs). Income taxes are not included in segment profits or losses because the management evaluates segments’ performance on a pre-tax basis. Also, net income attributable to noncontrolling interests and redeemable noncontrolling interests are not included in segment profits or losses because the management evaluates segments’ performance based on profits or losses (pre-tax) attributable to ORIX Corporation Shareholders. On the other hand, income from discontinued operations is included in segment profits or losses because the management considers such disposal activities as part of the ordinary course of business. Net income attributable to the noncontrolling interests, net income attributable to the redeemable noncontrolling interests and income from discontinued operations, which are recognized net of tax in the accompanying consolidated statements of income, are adjusted to profit or loss before income taxes, when calculating segment profits or losses. Most of selling, general and administrative expenses, including compensation costs that are directly related to the revenue generating activities of each segment, have been accumulated by and charged to each segment. Gains and losses that management does not consider for evaluating the performance of the segments, such as write-downs of certain securities, write-downs of certain long-lived assets and certain foreign exchange gains or losses (included in other (income) and expense, net) are excluded from the segment profits or losses, and are regarded as corporate items.

Assets attributed to each segment are investment in direct financing leases, installment loans, investment in operating leases, investment in securities, property under facility operations, investment in affiliates, inventories, advances for investment in operating leases (included in other assets), advances for investment in property under facility operations (included in other assets) and goodwill and other intangible assets recognized as a result of business combination (included in other assets). This has resulted in the depreciation of office facilities being included in each segment’s profit or loss while the carrying amounts of corresponding assets are not allocated to each segment’s assets. However, the effect resulting from this allocation is not significant.

For those VIEs that are used for securitization and are consolidated, for which the VIE’s assets can be used only to settle related obligations of those VIEs and the creditors (or beneficial interest holders) do not have recourse to other assets of the Company or its subsidiaries, segment assets are measured based on the amount of the Company and its subsidiaries’ net investments in the VIEs, which is different from the amount of total assets of the VIEs, and accordingly, segment revenues are also measured at a net amount representing the revenues earned on the net investments in the VIEs.

Certain gains or losses related to assets and liabilities of consolidated VIEs, which are not ultimately attributable to the Company and its subsidiaries, are excluded from segment profits.

The reconciliation of segment totals to consolidated financial statement amounts is as follows. Significant items to be reconciled are segment revenues, segment profits and segment assets. Other items do not have a significant difference between segment amounts and consolidated amounts.

Prior-year amounts have been adjusted for the retrospective application of Accounting Standards Update 2015-03 (“Simplifying the Presentation of Debt Issuance Costs”—ASC 835-30 (“Interest—Imputation of Interest”)) on April 1, 2016.

	Millions of yen
	2015	2016	2017
Segment revenues:
Total revenues for segments	¥2,185,312	¥2,379,004	¥2,685,194
Revenues related to corporate assets	6,531	9,230	9,244
Revenues related to assets of certain VIEs	6,356	5,455	4,513
Revenues from inter-segment transactions	(21,702)	(24,487)	(20,292)
Revenues from discontinued operations	(2,214)	0	0

Total consolidated revenues	¥2,174,283	¥2,369,202	¥2,678,659

Segment profits:
Total segment profits	¥336,542	¥380,110	¥420,837
Corporate losses	(15,638)	(5,261)	(3,634)
Gains related to assets or liabilities of certain VIEs	3,267	5,632	75
Discontinued operations, pre-tax	(463)	0	0
Net income attributable to the noncontrolling interests and net income attributable to the redeemable noncontrolling interests, net of applicable tax effect	20,309	10,821	7,687

Total consolidated income before income taxes and discontinued operations	¥344,017	¥391,302	¥424,965

Segment assets:
Total segment assets	¥9,170,249	¥8,972,449	¥8,956,872
Cash and cash equivalents, restricted cash	913,079	811,399	1,133,212
Allowance for doubtful receivables on direct financing leases and probable loan losses	(72,326)	(60,071)	(59,227)
Trade notes, accounts and other receivable	348,404	294,638	283,427
Other corporate assets	785,882	700,612	672,562
Assets of certain VIEs	294,586	273,891	245,049

Total consolidated assets	¥11,439,874	¥10,992,918	¥11,231,895

The following information represents geographical revenues and income before income taxes, which are attributed to geographic areas, based on the country location of the Company and its subsidiaries.

	Millions of yen
	Year Ended March 31, 2015
	Japan	The Americas*2	Other*3*4	Difference between Geographic Total and Consolidated Amounts	Total
Total Revenues	¥1,602,610	¥209,923	¥363,964	¥(2,214)	¥2,174,283
Income before Income Taxes*1	228,063	32,382	84,035	(463)	344,017

	Millions of yen
	Year Ended March 31, 2016
	Japan	The Americas*2	Other*3*4	Difference between Geographic Total and Consolidated Amounts	Total
Total Revenues	¥1,827,582	¥186,186	¥355,434	¥0	¥2,369,202
Income before Income Taxes	241,794	74,546	74,962	0	391,302
	Millions of yen
	Year Ended March 31, 2017
	Japan	The Americas*2	Other*3*4	Difference between Geographic Total and Consolidated Amounts	Total
Total Revenues	¥2,195,389	¥142,430	¥340,840	¥0	¥2,678,659
Income before Income Taxes	313,175	44,083	67,707	0	424,965

*1	Results of discontinued operations pre-tax are included in each amount attributed to each geographic area.
*2	Mainly the United States
*3	Mainly Asia, Europe, Australasia and Middle East
*4	Robeco, one of the Company’s subsidiaries domiciled in the Netherlands, conducts principally an asset management business. Due to the integrated nature of such business with its customer base spread across the world, “Other” locations include the total revenues and the income before income taxes of Robeco for fiscal 2015, 2016 and 2017, respectively. The revenues of Robeco aggregated on a legal entity basis were ¥99,059, million in the Americas and ¥96,966 million in other for fiscal 2015, ¥108,446 million in the Americas and ¥76,726 million in other for fiscal 2016, and ¥96,157 million in the Americas and ¥76,012 million in other for fiscal 2017.

No single customer accounted for 10% or more of the Company’s total revenues for fiscal 2015, 2016 and 2017.